Preferred Stock - Summary of Changes in Carrying Value of Class B Conversion Liability (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 28, 2012	Sep. 30, 2011	Mar. 31, 2012
Convertible Preferred Stock [Line Items]
Beginning Balance	$ 81,378
Estimated fair value upon issuance		41,641
Change in estimated fair value	44,119	39,737
Payment of Class B preference	(60,000)
Ending Balance		81,378
Class B Preferred Stock [Member]
Convertible Preferred Stock [Line Items]
Beginning Balance			78,200
Estimated fair value upon issuance		41,641
Payment of Class B preference	(60,000)
Reclassification upon conversion of Class B to common stock	(65,497)
Ending Balance			$ 78,200